Tax - Current and deferred tax assets and liabilities - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017
Tax
Current tax assets	[1]	£ 567	£ 482	[2]
Deferred tax assets	[1]	4,028	3,457	[2]
Total current and deferred tax assets		4,595	3,939
Current tax liabilities	[1]	(684)	(586)	[2]
Deferred tax liabilities	[1]	(71)	(44)	[2]
Total current and deferred tax liabilities		£ (755)	£ (630)

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.